SUMMARY OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended					12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Interest income in respect to loans granted to stockholders		[1]		[1]		[1]		[1]
Management fee	$ 80		$ 153		$ 205		$ 226	[2]	$ 43	$ 273	$ 116

[1]	Less than $1 thousand.
[2]	Includes $43 thousand related to 2020.